TRADE ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE, NET
Schedule of Accounts receivable

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
Third Parties	RMB	RMB	U.S. Dollars
Trade accounts receivable	¥72,180,616	¥66,768,415	$9,582,154
Allowance for doubtful accounts	(3,645,334)	(3,704,972)	(531,713)
Total third-parties, net	¥68,535,282	¥63,063,443	$9,050,441

	June 30,	December 31,	December 31,
	2019	2019	2019
Related Party	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.	¥3,409,912	¥3,409,912	$489,368
Total related-party, net	¥3,409,912	¥3,409,912	$489,368

Schedule of Movement of allowance for doubtful accounts

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Beginning balance	¥3,252,405	¥3,645,334	$523,154
Charge to expense	392,929	59,638	8,559
Ending balance	¥3,645,334	¥3,704,972	$531,713